CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	$ 12,379,846	$ 3,408,663	$ (40,249,781)
Other comprehensive income, net of tax
Foreign currency translation adjustments	11,167,377	(27,222,102)	(5,895,181)
Unrealized gain (loss) of available-for-sales securities, net of tax of $44,621,498, $ (18,172,231) and $ (10,347,637) in 2015, 2016 and 2017, respectively	(31,042,912)	(54,516,694)	133,864,495
Comprehensive income (loss)	(7,495,689)	(78,330,133)	87,719,533
Comprehensive income (loss) attributable to non-controlling interest	16,307	(53,364)	(117,409)
Comprehensive income (loss) attributable to Acorn International, Inc.	$ (7,511,996)	$ (78,276,769)	$ 87,836,942